Investment in Real Estate (Details)	Dec. 31, 2012
Hotels [Member]
Investment in Real Estate (Details) [Line Items]
Number of Real Estate Properties	51
Number of States in which Entity Operates	18
Hotels Held for Sale [Member]
Investment in Real Estate (Details) [Line Items]
Number of Real Estate Properties	3